Debt and Capital Structure (Tables)	9 Months Ended
Sep. 30, 2023
Borrowings [abstract]
Schedule of Short-Term and Long-Term Debt
A) Short-Term Borrowings

		September 30,	December 31,
As at	Notes	2023	2022
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	14	115
Total Debt Principal		14	115
B) Long-Term Debt

	September 30,	December 31,
As at	2023	2022
Committed Credit Facility (1)	—	—
U.S. Dollar Denominated Unsecured Notes	5,140	6,537
Canadian Dollar Unsecured Notes	2,000	2,000
Total Debt Principal	7,140	8,537
Debt Premiums (Discounts), Net, and Transaction Costs	84	154
Long-Term Debt	7,224	8,691

Schedule Remaining Principal Amounts of U.S. Dollar Denominated Unsecured Notes

US$ Principal
U.S. Dollar Unsecured Notes
4.40% due April 15, 2029	57
5.25% due June 15, 2037	250
6.80% due September 15, 2037	196
6.75% due November 15, 2039	283
4.45% due September 15, 2042	6
5.20% due September 15, 2043	2
5.40% due June 15, 2047	231
1,025
The principal amounts of the Company’s outstanding unsecured notes are:

	September 30, 2023		December 31, 2022
	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Unsecured Notes
5.38% due July 15, 2025	133	181	133	181
4.25% due April 15, 2027	373	505	373	505
4.40% due April 15, 2029	183	247	240	324
2.65% due January 15, 2032	500	676	500	677
5.25% due June 15, 2037	333	450	583	790
6.80% due September 15, 2037	191	259	387	524
6.75% due November 15, 2039	652	881	935	1,267
4.45% due September 15, 2042	91	123	97	131
5.20% due September 15, 2043	27	36	29	39
5.40% due June 15, 2047	569	768	800	1,083
3.75% due February 15, 2052	750	1,014	750	1,016
	3,802	5,140	4,827	6,537
Canadian Dollar Unsecured Notes
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,000
Total Unsecured Notes		7,140		8,537

Summary of Net Debt to Adjusted EBITDA
Net Debt to Adjusted EBITDA

	September 30,	December 31,
As at	2023	2022
Short-Term Borrowings	14	115
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	7,224	8,691
Total Debt	7,238	8,806
Less: Cash and Cash Equivalents	(1,262)	(4,524)
Net Debt	5,976	4,282

Net Earnings (Loss)	4,150	6,450
Add (Deduct):
Finance Costs	682	820
Interest Income	(137)	(81)
Income Tax Expense (Recovery)	953	2,281
Depreciation, Depletion and Amortization	4,844	4,679
Exploration and Evaluation Asset Write-downs	1	64
(Income) Loss From Equity-Accounted Affiliates	(27)	(15)
Unrealized (Gain) Loss on Risk Management	50	(126)
Foreign Exchange (Gain) Loss, Net	(56)	343
Revaluation (Gain) Loss	33	(549)
Re-measurement of Contingent Payments	103	162
(Gain) Loss on Divestiture of Assets	(36)	(269)
Other (Income) Loss, Net	(107)	(532)
Adjusted EBITDA (1)	10,453	13,227

Net Debt to Adjusted EBITDA	0.6x	0.3x
(1)Calculated on a trailing twelve-month basis.

Disclosure Of Net To Adjusted Funds Flow Explanatory
Net Debt to Adjusted Funds Flow

	September 30,	December 31,
As at	2023	2022
Net Debt	5,976	4,282

Cash From (Used in) Operating Activities	7,412	11,403
(Add) Deduct:
Settlement of Decommissioning Liabilities	(206)	(150)
Net Change in Non-Cash Working Capital	(1,469)	575
Adjusted Funds Flow (1)	9,087	10,978

Net Debt to Adjusted Funds Flow	0.7x	0.4x
(1)Calculated on a trailing twelve-month basis.

Summary of Net Debt to Capitalization	Net Debt to Capitalization

	September 30,	December 31,
As at	2023	2022
Net Debt	5,976	4,282
Shareholders’ Equity	28,814	27,576
Capitalization	34,790	31,858

Net Debt to Capitalization	17%	13%